DEBT - Maturities of long term debt (Details) $ in Millions	Dec. 31, 2022 USD ($)
Scheduled minimum debt repayments
2023	$ 0
2024	0
2025	0
2026	0
2027	0
Thereafter	5,624
Total face value of debt	5,624
Unamortized premiums, discounts, and issuance costs	(53)
Net carrying amount	$ 5,571